Accounts Receivable (Narrative) (Details) - USD ($)	9 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of major customers [line items]
Accounts receivable	$ 1,790,569	$ 2,831,942
Allowance for credit losses	1,027,861
Allowance against accounts receivable	378,454
Trade and other current receivables	$ 1,027,861	$ 1,319,873